Submission	Jun. 11, 2026
Submission [Line Items]
Central Index Key	0001466085
Registrant Name	INDEPENDENCE REALTY TRUST, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES